Schedule of credit quality of financial assets (Details) - ARS ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade receivables		$ 17,563	$ 21,352
Group1 member
IfrsStatementLineItems [Line Items]
Trade receivables	[1]	12,828	15,748
Group2 member
IfrsStatementLineItems [Line Items]
Trade receivables	[2]	1,660	1,304
Group3 member
IfrsStatementLineItems [Line Items]
Trade receivables	[3]	$ 3,075	$ 4,300

[1]	Relates to customers with debt to become due.
[2]	Relates to customers with past due debt from 0 to 3 months.
[3]	Relates to customers with past due debt from 3 to 12 months.